FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - Liquidity Risk - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities
Credit-risk rating
Carrying amount, financial liabilities	€ 14,131	€ 11,025
Borrowings (including embedded derivatives)
Credit-risk rating
Carrying amount, financial liabilities		52,835
Loans from banks
Credit-risk rating
Carrying amount, financial liabilities		1,225
Loans from other third parties
Credit-risk rating
Carrying amount, financial liabilities	2,790	2,778
Loans from shareholders
Credit-risk rating
Carrying amount, financial liabilities	30,877	32,106
Loans from other related parties
Credit-risk rating
Carrying amount, financial liabilities	39,365	16,726
Trade payables and other liabilities
Credit-risk rating
Carrying amount, financial liabilities	28,179	25,899
1 year | Lease liabilities
Credit-risk rating
Carrying amount, financial liabilities	2,108	2,073
1 year | Borrowings (including embedded derivatives)
Credit-risk rating
Carrying amount, financial liabilities		26,053
1 year | Loans from banks
Credit-risk rating
Carrying amount, financial liabilities		1,225
1 year | Loans from other third parties
Credit-risk rating
Carrying amount, financial liabilities	727
1 year | Loans from shareholders
Credit-risk rating
Carrying amount, financial liabilities	9,216	8,102
1 year | Loans from other related parties
Credit-risk rating
Carrying amount, financial liabilities	24,971	16,726
1 year | Trade payables and other liabilities
Credit-risk rating
Carrying amount, financial liabilities	28,179	25,899
> 1 2 years | Lease liabilities
Credit-risk rating
Carrying amount, financial liabilities	1,928	1,822
> 1 2 years | Borrowings (including embedded derivatives)
Credit-risk rating
Carrying amount, financial liabilities		26,781
> 1 2 years | Loans from other third parties
Credit-risk rating
Carrying amount, financial liabilities	2,063	2,778
> 1 2 years | Loans from shareholders
Credit-risk rating
Carrying amount, financial liabilities	21,661	24,004
> 1 2 years | Loans from other related parties
Credit-risk rating
Carrying amount, financial liabilities	14,394
> 2 5 years | Lease liabilities
Credit-risk rating
Carrying amount, financial liabilities	4,081	3,372
> 5 years | Lease liabilities
Credit-risk rating
Carrying amount, financial liabilities	€ 6,014	€ 3,758